EVENTS AFTER THE REPORTING PERIOD (Detail Narrative) - CAD ($)					1 Months Ended					12 Months Ended
	Sep. 08, 2023	Jan. 11, 2022	Dec. 13, 2021	Jul. 12, 2021	Oct. 30, 2023	Sep. 28, 2023	Oct. 31, 2022	Oct. 26, 2022	Oct. 18, 2021	Jul. 31, 2023	Dec. 31, 2021	Jul. 07, 2021
Statement [Line Items]
Warrant exercise price			$ 0.05	$ 0.20					$ 0.05
Common stock shares issued												1,000,000
Shares issued on exercise of warrants			7,000,000	1,000,000					1,909,092
Gross proceeds								$ 550,000			$ 350,000	$ 200,000
Weighted average remaining life of the outstanding options		10 years					5 years	5 years		5 years 3 months
Subsequent Event [Member]
Statement [Line Items]
Warrant exercise price	$ 0.20				$ 0.18	$ 0.20
Common stock shares issued	500,000					500,000
Shares issued on exercise of warrants					1,538,889
Gross proceeds					$ 277,000
Weighted average remaining life of the outstanding options					5 years